Share-Based Compensation - Weighted Average Assumptions Used to Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	54.00%	61.00%	67.00%
Risk-free interest rate	1.68%	0.97%	2.08%
Expected dividends		0.00%
Grant date fair value	$ 6.19	$ 3.07	$ 1.18
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 2 months 12 days
Non-Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	10 years	10 years	10 years
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value			$ 1.18